GEOGRAPHIC INFORMATION (Schedule of Revenue by Geographic Location) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	$ 95,837	$ 81,992	$ 90,369
Europe [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	45,730	40,394	34,279
Asia And Oceania [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	22,018	13,936	27,700
Americas [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	14,363	15,532	16,025
Middle East And Africa [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	$ 13,726	$ 12,130	$ 12,365